Special Items - Activity in Recorded Workforce Reduction Liabilities (Parenthetical) (Detail) (USD $)	3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2012 Phosphorous Flame Retardant Business Exit	Dec. 31, 2012 Phosphorous Flame Retardant Business Exit
Restructuring And Other [Line Items]
Severance costs	$ 33,400,000	$ 33,361,000	[1],[2]	$ 21,640,000	[1]	$ 1,859,000	[1]	$ 22,000,000
Workforce reduction charges						$ 1,900,000			$ 21,600,000

[1]	The year ended December 31, 2013 includes charges amounting to $33.4 million in connection with the announced realignment of our operating segments effective January 1, 2014 as described above.The year ended December 31, 2012 includes charges amounting to $21.6 million relating to reduction in force liabilities associated with our exit of the phosphorus flame retardants business noted above.The year ended December 31, 2011 includes charges of $1.9 million related to restructuring programs at various manufacturing locations which are reflected in Cost of goods sold. Payments under these programs have been completed.
[2]	In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. In the fourth quarter of 2013 we recorded charges of $33.4 million ($21.9 million after income taxes) for termination benefits and other costs related to this workforce reduction plan. Payments under this workforce reduction plan are expected to occur through 2014.